ACCUMULATED DEFICIT (Tables)	12 Months Ended
Dec. 31, 2016
ACCUMULATED DEFICIT [Abstract]
Schedule of Accumulated Deficit
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

PRC statutory reserved funds	29,486	30,224	4,353
Unreserved accumulated deficit	(364,849)	(568,552)	(81,888)

	(335,363)	(538,328)	(77,535)